Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income
The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2019:

	Appreciation (+) / depreciation (-) of exchange rate of Peso against U.S. dollar	Income (loss) for fiscal year ended December 31, 2019
Impact on net income before income tax corresponding to financial assets and liabilities	+10%	2,855
	-10%	(2,855)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate
The table below provides information about the financial assets and liabilities as of December 31, 2019 that accrue interest considering the applicable rate:

	Financial Assets (1)	Financial Liabilities (2)
Fixed interest rate	59,912	435,882
Variable interest rate	7,668	90,878

Total (3)	67,580	526,760

(1)
Includes temporary investments, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest
bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate
The table below shows the estimated impact on consolidated statement of comprehensive income that an increase or decrease of 100 basis points in the interest rate would have.

	Increase (+) / decrease (-) in the interest rates (basis points)	Income (loss) for fiscal year ended December 31, 2019
Impact on net income after income tax	+100	(534)
	-100	534

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on the Group’s results as of December 31, 2019:

	Increase (+) / decrease (-) in the prices of investments in financial instruments	Income (loss) for the fiscal year ended December 31, 2019
Impact on net income before income tax	+10%	1,541
	-10%	(1,541)

Schedule of Maturity Dates of Financial Liabilities
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 2019:

	December 31, 2019
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	21,389	14,849	9,474	5,710	3,010	7,348	61,780
Loans	107,109	85,882	42,520	28,954	37,390	224,905	526,760
Other liabilities	1,310	74	71	68	54	436	2,013
Accounts payable (1)	147,480	1,256	—	—	—	1,144	149,880

	277,288	102,061	52,065	34,732	40,454	233,833	740,433

(1)	The amounts disclosed are the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values .

Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group of December 31, 2019 based on the type of its financial instruments and without excluding the amounts covered by guarantees and other arrangements mentioned below is set forth below:

Maximum exposure as of December 31, 2019
Cash and cash equivalents	66,100
Other financial assets	167,430

Summary of Breakdown of the Financial Assets
Following is the breakdown of the financial assets past due as of December 31, 2019:

	Current trade receivable	Other current receivables
Less than three months past due	23,060	1,855
Between three and six months past due	5,948	616
More than six months past due	4,774	1,192

	33,782	3,663